3. Loans, Allowance for Loan Losses and Credit Quality (Details 4) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Group A	$ 423,569,097	$ 402,502,311
Group B	6,737,681	5,456,205
Group C	9,602,148	8,416,932
Total Loans	439,908,926	416,375,448
Commercial and industrial
Group A	51,740,744	47,689,238
Group B	2,824,169	593,838
Group C	1,054,372	1,000,872
Total Loans	55,619,285	49,283,948
Commercial Real Estate
Group A	148,516,895	131,643,756
Group B	3,292,200	4,139,367
Group C	5,126,708	4,024,394
Total Loans	156,935,803	139,807,517
Residential real estate - 1st lien
Group A	169,771,357	166,374,493
Group B	160,468	404,752
Group C	2,915,249	2,833,564
Total Loans	172,847,074	169,612,809
Residential real estate - Jr lien
Group A	44,739,736	46,162,420
Group B	460,844	318,248
Group C	486,825	548,355
Total Loans	45,687,405	47,029,023
Consumer
Group A	8,800,365	10,632,404
Group B	0	0
Group C	18,994	9,747
Total Loans	$ 8,819,359	$ 10,642,151